Consolidated Statements of Stockholders' Equity (Deficit) (Parenthetical) - $ / shares	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Stockholders' Equity [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001